UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-22439

Grand Prix Investors Trust

 (Exact Name of Registrant as Specified in Charter)

304 Via Pato

San Clemente, CA 92672

 (Address of Principal Executive Offices)  (Zip Code)

John C. Foti

304 Via Pato

San Clemente, CA 92672

 (Name and Address of Agent for Service)

With copy to:

Donald S. Mendelsohn

Thompson Hine LLP

312 Walnut Street, 14th floor

Cincinnati, Ohio 45202

Registrant’s Telephone Number, including Area Code:  859-331-0500

Date of fiscal year end: July 31

Date of reporting period: January 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

GRAND PRIX INVESTORS FUND

JANUARY 31, 2012

(Unaudited)

GRAND PRIX INVESTORS FUND

PORTFOLIO SECTOR ILLUSTRATION

JANUARY 31, 2012 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

	Grand Prix Investors Fund
	Schedule of Investments
	January 31, 2012 (Unaudited)

Shares		Value

COMMON STOCKS - 64.46%

Beverages - 2.56%
220	Diageo Plc.	$ 19,490

Bottled & Canned Soft Drinks Carbonated Waters - 3.08%
225	Monster Beverage Corp. *	23,515

Chemicals-Major Diversified - 3.00%
450	DuPont E I de Nemours & Co.	22,900

Cigarettes - 2.21%
225	Philip Morris International, Inc.	16,823

Commercial Banks, NEC - 1.03%
1,000	Banco Santander S.A. ADR	7,880

Computer & Office Equipment - 3.03%
120	International Business Machines, Corp.	23,112

Crude Petroleum & Natural Gas - 2.43%
350	Total S.A. ADR	18,540

Electronic & Other Electrical Equipment - 0.62%
50	Siemens AG ADR	4,715

Electronic Computers - 2.99%
50	Apple, Inc. *	22,824

Engines & Turbines - 2.73%
200	Cummins, Inc.	20,800

Finance Services - 2.57%
390	American Express Co.	19,555

Hotels & Motels - 2.13%
300	Starwood Hotels & Resorts Worldwide, Inc.	16,272

Motor Vehicles & Passenger Car Bodies - 5.04%
1,050	Ford Motor Co.	13,041
400	Nissan Motor Co. Ltd. ADR	7,520
550	Volkswagen AG ADR *	17,886
		38,447
Motor Vehicles Parts & Accessories - 2.25%
230	Borgwarner, Inc. *	17,165

National Commercial Banks - 0.54%
300	UBS AG *	4,077

Newspapers: Publishing & Printing - 1.11%
450	News Corp. Class A	8,473

Petroleum Refining - 3.30%
300	Exxon Mobil Corp.	25,122

Plastics, Materials, Synth Resins & Nonvulcan Elastomers - 1.63%
350	Sinopec Shanghai Petrochemical Co. Ltd. (China) *	12,390

Radio Telephone Communications - 1.42%
400	Vodafone Group Plc.	10,832

Retail-Lumber & Other Building Materials Dealers - 1.16%
200	The Home Depot, Inc.	8,878

Rubber & Plastics Footwear - 2.85%
600	Adidas AG ADR *	21,738

Semiconductors & Related Devices - 4.35%
350	Broadcom Corp. Class A	12,022
800	Intel Corp.	21,136
		33,158
Services-Business Services - 2.71%
360	Accenture Plc. Class A	20,642

Services-Computer Programming, Data Processing, Etc. - 2.66%
35	Google, Inc.	20,304

Services-Prepackaged Software - 3.37%
425	SAP AG ADR *	25,704

Telephone Communications (No Radio Telephone) - 3.69%
700	AT&T Inc.	20,587
200	Verizon Communications, Inc.	7,532
		28,119

TOTAL FOR COMMON STOCKS (Cost $464,440) - 64.46%		491,475

EXCHANGE TRADED FUNDS - 12.50%
100	iShares Dow Jones US Energy	4,057
150	iShares Dow Jones US Industrial	10,258
100	iShares MSCI Indonesia Investable Market Index	3,037
700	iShares MSCI Singapore Index	8,666
1,000	PowerShares Fundamental High Yield Corp Bond	18,530
300	SPDR Gold Trust	50,793
TOTAL EXCHANGE TRADED FUNDS (Cost $89,142) - 12.50%		95,341

LIMITED PARTNERSHIPS - 3.27%
500	Blackstone Group L.P.	7,905
200	Kinder Morgan Energy Partners L.P.	16,996
TOTAL LIMITED PARTNERSHIPS (Cost $21,869) - 3.27%		24,901

REAL ESTATE INVESTMENT TRUSTS - 1.10%
500	Annaly Capital Management, Inc.	8,420
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $8,055) - 1.10%		8,420

PUT OPTIONS - 0.07% *

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put

	Apple, Inc.
100	February 2012 Puts @ 425	50

	Diageo PLC
400	February 2012 Puts @ 85	184

	iShares MSCI EAFE Index
1,000	February 2012 Puts @ 49	240

	SAP AG
300	February 2012 Puts @ 55	45

	Total (Premiums Paid $5,030) - 0.07%	519

SHORT TERM INVESTMENTS - 13.45%
102,585	Fidelity Institutional Money Market Portfolio 0.25% **	102,585
TOTAL SHORT TERM INVESTMENTS (Cost $102,585) - 13.45%		102,585

TOTAL INVESTMENTS (Cost $691,121) - 94.85%		723,241

OTHER ASSETS LESS LIABILITIES - 5.15%		39,255

NET ASSETS - 100.00%		$ 762,496

ADR - American Depository Receipt
* Non-income producing securities during the period.
** Variable rate security; the money market rate shown represents the yield at January 31, 2012.
The accompanying notes are an integral part of these financial statements.

Grand Prix Investors Fund
Written Options
January 31, 2012 (Unaudited)

PUT OPTIONS WRITTEN

Shares Subject	Underlying Security
to Put	Expiration Date/Exercise Price	Value

	Diageo PLC
400	February 2012 Puts @ 80	$ 60

	Google, Inc.
100	February 2012 Puts @ 610	3,180

	SAP AG
300	February 2012 Call @ 50	30

	Total (Premiums Received $1,617)	$ 3,270

The accompanying notes are an integral part of these financial statements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of January 31, 2012 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Valuation Inputs of Assets
Common Stocks	$ 491,475	$ -	$ -	$ 491,475
Exchange Traded Funds	95,341	-	-	95,341
Limited Partnerships	24,901	-	-	24,901
Real Estate Investment Trusts	8,420	-	-	8,420
Put Options	519	-	-	519
Short-Term Investments:
Fidelity Money Market Portfolio Class Select	102,585	-	-	102,585
	$ 723,241	$ -	$ -	$ 723,241

	Level 1	Level 2	Level 3	Total
Valuation Inputs of Liabilities
Put Options	$ 3,270	$ -	$ -	$ 3,270
	$ 3,270	$ -	$ -	$ 3,270

The accompanying notes are an integral part of these financial statements.

Grand Prix Investors Fund
Statement of Assets and Liabilities
January 31, 2012 (Unaudited)

Assets:
Investments, at Fair Value (Cost $691,121)	$ 723,241
Cash	500
Receivables:
Securities Sold	120,792
Dividends and Interest	2,818
Total Assets	847,351
Liabilities:
Put Options Written (premiums received $1,617)	3,270
Securities Purchased	80,131
Due to Advisor (Note 3)	1,289
Distribution Fees (Note 4)	165
Total Liabilities	84,855
Net Assets	$ 762,496

Net Assets Consist of:
Paid In Capital	$ 820,366
Accumulated Net Investment Income	249
Accumulated Realized Loss on Investments	(88,586)
Unrealized Appreciation in Value of Investments	30,467
Net Assets, for 79,367 Shares Outstanding (Unlimited number
of shares authorized without par value)	$ 762,496

Net Asset Value Per Share and Offering Price ($762,496/79,367)	$ 9.61

Minimum Redemption Price Per Share (Note 2) *	$ 9.51

*The Fund will impose a 1.00% redemption fee on shares redeemed within 6 months of purchase.

The accompanying notes are an integral part of these financial statements.

Grand Prix Investors Fund
Statement of Operations
For the six months ended January 31, 2012 (Unaudited)

Investment Income:
Dividends (net of foreign withholding of $290)	$ 9,403
Interest	184
Total Investment Income	9,587

Expenses:
Advisory Fees (Note 3)	8,277
Distribution Fees (Note 4)	1,061
Total Expenses	9,338

Net Investment Income	249

Realized and Unrealized Gain (Loss) on:
Realized Loss on Investments	(62,552)
Realized Loss on Options	(26,613)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	39,335
Options	(4,168)
Net Realized and Unrealized Loss on Investments	(53,998)

Net Decrease in Net Assets Resulting from Operations	$ (53,749)

The accompanying notes are an integral part of these financial statements.

Grand Prix Investors Fund
Statement of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Period Ended *
	1/31/2012	7/31/2011
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ 249	$ (2,963)
Net Realized Gain (Loss) on Investments and Options	(89,165)	3,542
Unrealized Appreciation (Depreciation) on Investments and Options	35,167	(4,700)
Net Decrease in Net Assets Resulting from Operations	(53,749)	(4,121)

Capital Share Transactions:
Proceeds from Sale of Shares	62,613	968,175
Shares Issued on Reinvestment of Dividends	-	-
Proceeds from Early Redemption Fees	-	-
Cost of Shares Redeemed	(173,374)	(37,048)
Net Increase (Decrease) in Net Assets from Shareholder Activity	(110,761)	931,127

Net Assets:
Net Increase (Decrease) in Net Assets	(164,510)	927,006
Beginning of Period	927,006	-
End of Period	$ 762,496	$ 927,006

Share Transactions:
Shares Sold	6,562	94,424
Shares Issued on Reinvestment of Dividends	-	-
Shares Redeemed	(18,033)	(3,586)
Net Increase (Decrease) in Shares	(11,471)	90,838
Outstanding at Beginning of Period	90,838	-
Outstanding at End of Period	79,367	90,838

* The Fund commenced investment operations on October 21, 2010.
The accompanying notes are an integral part of these financial statements.

Grand Prix Investors Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Period Ended
	1/31/2012		7/31/2011 ▲

Net Asset Value, at Beginning of Period	$ 10.21		$ 10.00

Income From Investment Operations:
Net Investment Loss *	-		(0.06)
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.60)		0.27
Total from Investment Operations	(0.60)		0.21

Distributions from:
Return of Capital	-		-
Net Realized Gain	-		-
Total from Distributions	-		-

Redemption Fees (Note 2) ***	-		-

Net Asset Value, at End of Period	$ 9.61		$ 10.21

Total Return **	(5.88)%		2.10%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 762		$ 927
Ratio of Expenses to Average Net Assets	2.18%	†	2.21%	†
Ratio of Net Investment Income to Average Net Assets	0.06%	†	(0.75)%	†
Portfolio Turnover	175.83%		220.42%

† Annualized
▲ The Fund commenced investment operations on October 21, 2010.
* Net Investment Income/Loss per share amounts were calculated using the average share method.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the fund assuming reinvestment of dividends and is not annualized for periods of less than one year.

*** The Fund will impose a 1.00% redemption fee on shares redeemed within 6 months of purchase.

The accompanying notes are an integral part of these financial statements.

GRAND PRIX INVESTORS FUND

NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 2012 (UNAUDITED)

Note 1. Organization

The Grand Prix Investors Fund (the “Fund”) is the sole series of the Grand Prix Investors Trust (the “Trust”), a diversified, open-end management investment company registered with the Securities and Exchange Commission.  The Trust was established under the laws of Ohio by an Agreement and Declaration of Trust dated June 18, 2008 (the “Trust Agreement”).  The Trust Agreement permits the Board of Trustees to authorize and issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is the only series currently authorized by the Trustees.  The Fund commenced operations on October 21, 2010.  The Fund seeks long-term total return.

Note 2. Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuations - The valuation of portfolio securities is determined in accordance with procedures established by, and under the direction of, the Fund’s Board of Trustees. The Fund’s assets are generally valued at their market value using market quotations.  The Fund may use pricing services to determine market value.  If market prices are not available or, in the Adviser’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Adviser will value the Fund’s assets at their fair value according to policies approved by the Trustees.  Fair valuation involves subjective judgments and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.  The Fund may invest in shares of other investment companies (“Underlying Funds”).  The Fund’s NAV is calculated based, in part, upon the market prices of the Underlying Funds in its portfolio, and the prospectuses of those companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Equity securities: The Fund may invest in common stock, convertible preferred stock, rights, warrants, exchange traded funds (ETFs) and other investment companies.

ETF’s and Other Investment Companies - The Fund may invest in the securities of other investment companies (including ETFs) to the extent that such an investment would be consistent with the requirements of the Investment Company Act of 1940, as amended (the “1940 Act”) and the Fund’s investment objectives.

Options – The Fund may write (sell) covered call options and covered put options and purchase call and put options. The Fund may utilize call and put options to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund’s portfolio and to generate income or gain for the Fund. See Note 5 for additional disclosures on the Fund’s options transactions during the six months ended January 31, 2012.

Federal Income Taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.  The Fund intends to declare and pay dividends from net income annually or more frequently at the discretion of the Board of Trustees. Dividends from net capital gains will be paid annually.  The Fund intends to distribute substantially all of its net investment income and net realized capital gains to its shareholders. Therefore, no federal income tax provision is required.

In addition, Generally Accepted Accounting Principles (“GAAP”) requires management of the Fund to analyze all open tax years, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities. As of and during the period ended July 31, 2011, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders - The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Other - The Fund records security transactions on the trade date.  The highest cost specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums are amortized over the useful lives of the respective securities. Withholding taxes on foreign dividends will be provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Redemption Fees - To discourage short-term trades by investors, and to compensate the Fund for costs that may be incurred by such trades, the Fund will impose a redemption fee of 1% of the total redemption amount (calculated at market value) if shares are redeemed within six months of purchase. The redemption fee does not apply to shares purchased through reinvested distributions.  For the six months ended January 31, 2012, the Fund did not receive any redemption fees.

Subsequent Events - Management has evaluated the impact of all subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

Note 3. Investment Management Agreement

The Fund has an investment advisory agreement with Autosport Fund Advisors, Inc. (the “Adviser”), under which the Adviser, subject to such policies as determined by the Trustees of the Fund will furnish continuously an investment program for the Fund and will make investment decisions on behalf of the Fund and place all orders for the purchase and sale of portfolio securities subject always to applicable investment objectives, policies and restrictions.  The Fund pays the Adviser a fee, computed daily and payable monthly, at the annual rate of 1.95% of the Fund’s average daily net assets. The Adviser pays all of the operating expenses of the Fund including the compensation and expenses of any trustees, officers and employees of the Fund; clerical and shareholder service staff salaries; office space, legal, auditing and accounting, custodian and transfer agent. The Adviser will not pay for brokerage; taxes; borrowing costs (such as interest and dividend expenses on securities sold short); fees and expenses of non-interested person trustees; extraordinary expenses; and expenses incurred pursuant to Rule 12b-1 under the 1940 Act.  For the six months ended January 31, 2012, the Adviser earned advisory fees of $8,277.  As of January 31, 2012, the Fund owed the Adviser $1,289 for advisory fees.

The Advisory Agreement was approved by the Board of Trustees of the Fund on September 20, 2010.  By its terms, the Advisory Agreement will continue in force for a period of two years from the its execution and from year to year thereafter, subject to annual approval by the Board of Trustees at a meeting called for that purpose or by the vote of a majority of the outstanding shares of the Fund. The Advisory Agreement automatically terminates on assignment, and is terminable upon notice by the Fund. In addition, the Advisory Agreement may be terminated on not more than 60 days notice by the Adviser to the Fund.  The Fund pays, in addition to the advisory fee described above, all expenses not borne by the Adviser, including, without limitation, all brokerage fees and commissions, taxes, borrowing costs, extraordinary and other expenses involving litigation, and payments under Rule 12b-1 under the Investment Company Act of 1940, as amended.

The Fund also has an investment company services agreement with Mutual Shareholder Services, LLC (“MSS”), whereby MSS will provide accounting services, anti-money laundering, compliance services and transfer agent services to the Fund.

The Fund has an agreement with Huntington National Bank, under which the Bank will act as Fund custodian.  It holds all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties as directed by the Adviser.  Huntington National Bank has no supervisory function over management of the Fund.

Note 4. Distribution Fees

The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”).  The Fund pays the Adviser for certain distribution and promotion expenses related to marketing shares of the Fund pursuant to the Plan.  Under the terms of the Plan the amount payable annually by the Fund would be 0.25% of its average daily net assets.  For the six months ended January 31, 2012, the Fund incurred $1,061 in distribution fees.  As of January 31, 2012, the Fund owed $165 to the Advisor for distribution fees.

Under the Plan, the Trust may engage in any activities related to the distribution of Fund shares, including without limitation the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisers and others that are engaged in the sale of shares of the Fund, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of shares of the Fund; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to this Plan) who engage in or support distribution of shares of the Fund; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (d) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (g) costs of implementing and operating this Plan.

The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred.  Because the Plan is a compensation plan, payments under the Plan are not tied to expenses actually incurred by the Adviser and payments may exceed distribution expenses actually incurred by the Adviser.  The Trustees expect that the Plan will significantly enhance the Fund’s ability to expand distribution of shares of the Fund. It is also anticipated that an increase in the size of the Fund will produce economies of scale that benefit the shareholders, facilitate more efficient portfolio management, and assist the Fund in seeking to achieve its investment objective.

The Plan has been approved by the Trust’s Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the Plan or any related agreement, by a vote cast in person.  Continuation of the Plan and the related agreements must be approved by the Trustees annually, in the same manner, and the Plan or any related agreement may be terminated at any time without penalty by a majority of such independent Trustees or by a majority of the outstanding shares of the Fund.  Any amendment increasing the maximum percentage payable under the Plan or other material change must be approved by a majority of the outstanding shares of the Fund, and all other material amendments to the Plan or any related agreement must be approved by a majority of the independent Trustees.

Note 5. Options

Transactions in written call options during the six months ended January 31, 2012 were as follows:

	Number of	Premiums Received
	Contracts
Options outstanding at July 31, 2011	-	$ -
Options written	13	3,026
Options exercised	-	-
Options expired	(2)	(222)
Options terminated in closing purchase transaction	(3)	(1,187)
Options outstanding at January 31, 2012	8	$ 1,617

Transactions in purchased options during the six months ended January 31, 2012 were as follows:

	Number of	Premiums Paid
	Contracts
Options outstanding at July 31, 2011	25	$ 7,985
Options purchased	98	89,899
Options exercised	-	-
Options expired	(19)	(17,719)
Options terminated in closing sale transaction	(86)	(75,135)
Options outstanding at January 31, 2012	18	$ 5,030

The Fund adopted ASC 815, “Disclosures about Derivative Instruments and Hedging Activities” at commencement of investment operations on October 21, 2010.

Realized and unrealized gains and losses on derivatives contracts entered into during the six months ended January 31, 2012, by the Fund, are recorded in the following locations in the Statement of Operations:

	Location	Realized Gain/(Loss)	Location	Unrealized Gain/(Loss)
Call options Written & Purchased	Realized Loss on Options	$(26,613)	Change in Unrealized Appreciation/(Depreciation) on Options	$(4,168)

The selling of written call options may tend to reduce the volatility of the Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Fund’s gain on the underlying securities.  Written call options expose the Fund to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

Note 6. Investment Transactions

For the six months ended January 31, 2012, purchases and sales of investment securities other than U.S. Government obligations, short-term investments and options aggregated $1,235,098 and $1,087,653, respectively.  Purchases and sales of options aggregated $89,899 and $64,943, respectively.

Note 7. Tax Matters

As of January31 2012, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

Federal tax cost of investments, including short-term investments*	$ 695,118

Gross tax appreciation of investments	$ 33,734
Gross tax depreciation of investments	$(8,881)

Net tax appreciation/(depreciation)	$ 24,853

The Funds tax basis capital gains and losses are determined only at the end of each fiscal year.  For tax purposes, at July 31, 2011, the following represents the tax basis capital gains and losses:

Undistributed ordinary income	$6,193
Undistributed capital gains	$ 0

*The difference between book cost and tax cost of investments represents disallowed wash sales for tax purposes.

The Regulated Investment Company Modernization Act of 2010 generally allows capital losses incurred in a taxable year beginning after December 22, 2010 (post-enactment year) to be carried forward for an unlimited period to the extent not utilized.  However, any capital loss carry-forward generated in a post-enactment year must be carried forward to offset subsequent year net capital gains before any capital loss carry-forward from a pre-enactment year can be used.  This may increase the risk that a capital loss generated in a pre-enactment year will expire unutilized.

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States

For the six months ended January 31, 2012, there were no distributions paid.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Note 8. New Accounting Pronouncement.

In May 2011 the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles (“GAAP”) and International Financial Reporting Standards (“IFRS”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS.  ASU 2011-04 will require reporting entities to disclose additional information for fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

Grand Prix Investors Fund
Expense Illustration
January 31, 2012 (Unaudited)

Expense Example

As a shareholder of the Grand Prix Investors Fund, you incur ongoing costs which typically consist of management fees, distribution fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, August 1, 2011 through January 31, 2012.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	August 1, 2011	January 31, 2012	August 1,2011 to January 31,2012

Actual	$1,000.00	$941.23	$10.67
Hypothetical (5% Annual Return before expenses)
	$1,000.00	$1,014.22	$11.07

* Expenses are equal to the Fund's annualized expense ratio of 2.18%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

GRAND PRIX INVESTORS FUND

TRUSTEES AND OFFICERS

JANUARY 31, 2012 (UNAUDITED)

The Board of Trustees supervises the business activities of the Trust and appoints the officers.  Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.  As of the date of this Statement of Additional Information, the Fund is the only series in the “Fund Complex.”  The Board generally meets four times a year to review the progress and status of the Fund.

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act, as amended.

Name Address and Year of Birth	Position(s) Held with the Fund	Term of Office/Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[1]	Other Directorships Held by Trustee During Past Five Years

Laura A. Bradford, CPA 1058 W. Ave. M-14, Suite B Palmdale, CA 93551 Year of Birth: 1970	Trustee	Indefinite/ September 2010 to Present	Human Resources Partner, Burkey, Cox, Evans, Bradford & Alden (certified public accounting firm), 2000-present	1	None
Mark Prochowski, Esq. Law Office of Mark Prochowski 30011 Ivy Glenn Drive, Suite 203 Laguna Niguel, CA 92677 Year of Birth: 1962	Trustee	Indefinite/ September 2010 to Present	Attorney, Law Office of Mark Prochowski, 2006-present; Attorney Paul, Hastings, Janofsky & Walker, LLP (law firm), 1999-2006	1	None

1The “Fund Complex” consists of the Grand Prix Investors Fund.

The Trustees received no compensation in Trustee fees from the Advisor during the six months ended January 31, 2012.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the 1940 Act, and each officer of the Trust.  John C. Foti is an “interested person” of the Trust by virtue of his controlling ownership of the investment adviser to the Trust.

Name, Address and Year of Birth	Position(s) Held with the Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex[1] Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years

John C. Foti 304 Via Pato San Clemente, CA 92672 Year of Birth: 1953	Trustee, President, Chief Financial Officer and Treasurer	Indefinite/June 2008 to Present	Portfolio Manager and President, Autosport Fund Advisors, Inc. (June 2008-Present); President/Owner, Capital Benefits Company (June 1995-June 2005); Registered Representative and Registered Investment Adviser Representative, National Planning Corp. (November 1999-Present)	1	None
Terry Tropila 304 Via Pato San Clemente, CA 92672 Year of Birth: 1966	Secretary	Indefinite/ September 2010 to Present

Information Technology Services Professional, Technisource/Hoag Hospital, November 2009 – present; Information Technology Services Professional, Experient Portfolio Management,  December 2008 – October 2009; Information Technology Services Professional, Nicholas Laboratories, May 2006 – November 2008

				N/A	N/A

1 The “Fund Complex” consists of the Grand Prix Investors Fund.

GRAND PRIX INVESTORS FUND

ADDITIONAL INFORMATION

JANUARY 31, 2012 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on October 31 and April 30. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-453-6556, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (800) 453-6556 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (800) 453-6556 to request a copy of the SAI or to make shareholder inquiries.

Advisory Renewal Agreement - At the organizational meeting of Grand Prix Investors Trust (the "Trust") held on September 20, 2010, the Board of Trustees of the Trust (the "Board") considered the initial approval of the Management Agreement between the Trust and Autosport Fund Advisors, Inc., (the "Adviser") the Fund's investment adviser.  The Board reviewed the memo from counsel to the Trust and the Independent Trustees ("Counsel") regarding the duties of Trustees with respect to approval of investment advisory contracts.  Counsel also discussed the specific factors Trustees should consider in evaluating an investment advisory contract which include, but are not limited to, the following:  the investment performance of the fund and the investment adviser; the nature, extent and quality of the services to be provided by the investment adviser to the fund; the costs of the services to be provided and the profits to be realized by the adviser and its affiliates from the relationship with the fund; the extent to which economies of scale will be realized as the fund grows; and whether the fee levels reflect these economies of scale to the benefit of shareholders.

Finally, Counsel discussed with the Board the fact that the 1940 Act and court decisions place the responsibility on the Board (and especially the Independent Trustees) to exercise their good faith business judgment on behalf of the Fund and its shareholders in determining whether to enter into or renew an investment advisory contract.  Counsel also noted that Trustees must make a reasonable and good faith attempt to ascertain all facts relevant to their deliberations and that their review should generally involve two fundamental areas of inquiry:  the nature and quality of the services provided under the investment advisory contract and the reasonableness of the fee.

The Trustees reviewed the responses of the Adviser to the questionnaire provided by Counsel, as well as the proposed Management Agreement between the Trust and the Adviser, copies of which had previously been supplied to the Trustees for their review.  Counsel noted that the Management Agreement provided that the Adviser would pay all operating expenses of the Fund, with limited exceptions, and that as a result the Fund’s major expense would be the advisory fee.  As to the Adviser’s business and qualifications of its personnel, the Trustees examined a copy of the Adviser’s registration statement on Form ADV and discussed the experience of the proposed portfolio manager.  The Trustees noted that the Adviser is not affiliated with the transfer agent or custodian, and therefore does not derive any benefits from the relationships these parties have with the Trust.  The Adviser informed the Trustees that it does not have an affiliated broker-dealer through which Fund transactions could be executed.  The Trustees noted that the Adviser would be compensated under the proposed Rule 12b-1 Plan.

As to the nature, extent and quality of the services to be provided by the Adviser to the Fund, the Trustees considered that, under the terms of the Management Agreement, the Adviser would, subject to the supervision of the Board of Trustees of the Trust, provide or arrange to be provided to the Fund such investment advice as the Adviser in its discretion deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies.  The Trustees also considered that the Adviser would determine or arrange for others to determine the securities to be purchased for the Fund, the portfolio securities to be held or sold by the Fund and the portion of the Fund’s assets to be held uninvested, subject always to the Fund’s investment objective, policies and restrictions, and subject further to such policies and instructions as the Board of Trustees may from time to time establish.  The Trustees noted the Adviser would furnish any reports, evaluations, information or analysis to the Trust as the Board of Trustees may request from time to time or as the Adviser deems to be desirable.  The Trustees also noted that the Adviser would pay all advertising, promotion and other distribution expenses incurred in connection with the Fund’s shares to the extent such expenses are not permitted to be paid by the Fund under any distribution expense plan or any other permissible arrangement that may be adopted in the future.  The Trustees noted that the Adviser had adopted a compliance program to monitor and review investment decisions and to prevent and detect violations of the Fund’s investment policies and limitations, as well as the federal securities laws.

The Trustees next considered the scope of the services to be provided by the Adviser, and noted that the Adviser is responsible for maintaining and monitoring the compliance programs for the Fund.  The Trustees considered the investment experience of the President of the Adviser, as well as the quality of the administrative services that they expect to receive from the Adviser.  The Adviser indicated that it would consider hiring additional personnel for the Adviser as the Fund grows, but indicated that it believed the services as proposed were currently adequate given the anticipated level of assets at the Fund’s inception.  The President of the Adviser indicated that if for some reason he was unable to perform his duties as portfolio manager, he was training an assistant trader that is familiar with the investment strategy employed by the Adviser and that this person would be able to implement the Adviser’s strategy should he be unable to do so.  The Trustees concluded that the nature, extent and quality of the services to be provided to the Fund under the Management Agreement were consistent with the Board’s expectations.

Because the Fund had not yet commenced operations and the Adviser was newly formed, the Trustees could not consider the investment performance of the Fund or the Adviser.  However, the Trustees reviewed a “Hypothetical Portfolio Backtest” that had been prepared by the Adviser.  The backtest illustrated the hypothetical performance of a model portfolio (i.e., one that had no assets), but that had been managed as though it did and mimicked the proposed investment objective and strategy of the Fund.  The Adviser noted that the model had been managed pursuant to a predetermined strategy to sell stocks when they fell to a predetermined price, or when they rose to a predetermined price.  The Trustees considered the backtest informative and noted that the model had outperformed both the S&P 500 Index and the MSCI EAFE Index over the same period.  The Trustees reviewed the performance of other accounts managed by the portfolio manager and concluded that the performance was very good.

As to the costs of the services to be provided and the profits to be realized by the Adviser, the Trustees reviewed information regarding the Adviser’s financial condition and its anticipated profitability from managing the Fund assuming different levels of assets under management, and discussed the same with the President of the Adviser.  Based on their review, the Trustees concluded that they were satisfied that the Adviser’s expected level of profitability from its relationship with the Fund was not excessive.

As to comparative fees and expenses, the Trustees considered the management fee to be paid to the Adviser and compared those fees to the expense ratios of funds in a peer group of large cap value funds.  The Adviser noted that the proposed management fee for the Fund is 1.95%, indicating that in exchange for the fee the Adviser will provide investment advisory services and also pay all of the Fund’s operating expenses, subject to certain limited exceptions, which he reviewed with the Trustees.  The Trustees then reviewed in detail the expense comparisons provided.  Included was information from CNBC’s Fund Screener website, which listed a peer group of funds with the following criteria:  (i) less than three years old; (ii) less than or equal to $50 million in assets under management; (iii) no load; (iv) stock allocation between 40-80%; (v) bond allocation between 20-60%; and (vi) 12b-1 fees.  The Trustees also reviewed a peer group of funds that had been screened using the following criteria: (i) less than three years old; (ii) less than or equal to $500 million; (iii) no load; (iv) stock allocation between 40-60%; and (v) 12b-1 fees.  The Trustees noted that it was more appropriate to look at the total expense ratio of the funds in the peer groups because of the fact that the Fund had a universal fee.  The Trustees further noted that Fund's total expense ratio was slightly higher than the peer group median expense ratio, but was within the overall range of expense ratios for funds in the peer group.  The Trustees also reviewed information indicating that the Fund’s total expense ratio was slightly higher than the management fee charged by Experient Portfolio Management, an affiliate of the Adviser, which was 1.70%.  The President of the Adviser explained that for those separately managed accounts, the Adviser is not required to pay many of the “other” expenses that will be paid on behalf of the Fund, which is why the fee charged to the Fund is slightly higher.  The Trustees concluded that the Fund’s proposed management fee was very reasonable in light of the quality of services the Fund expected to receive from the Adviser and the level of fees paid by funds in the peer groups.

As to economies of scale, the Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that breakpoints may be an appropriate way for the Adviser to share its economies of scale with a Fund and its shareholders if the Fund experiences a substantial growth in assets.  However, the Trustees recognized that the Fund had not yet commenced operations and that management agreements with competitor funds do not always contain breakpoints.  Consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances.

The Board then temporarily adjourned and the Independent Trustees met in executive session with counsel.  Upon reconvening, on motion duly made and seconded, the Board, including the Independent Trustees approved the Management Agreement for an initial two-year period pursuant to the terms of the Management Agreement.

Investment Adviser
Autosport Fund Advisors, Inc.

304 Via Pato

San Clemente, CA 92672

Independent Registered Public Accounting Firm
Sanville & Company

1514 Old York Road

Abington, PA 19001

Transfer Agent
For more information, wire purchase or redemptions, call or write to

Grand Prix Investors Fund’s Transfer Agent:

Mutual Shareholder Services, LLC

Grand Prix Investors Fund

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

(800) 453-6556 Toll Free

This report is provided for the general information of the shareholders of the Grand Prix Investors Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s first fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Grand Prix Investors Trust

By /s/John C. Foti

     John C. Foti

     President

Date: April 10, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/John C. Foti

      John C. Foti

      President and Treasurer

Date April 10, 2012